ENTITY-WIDE DISCLOSURES (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Information [Line Items]
Net revenues	$ 18,312	$ 16,121	$ 13,899
Generics Active Pharmaceutical Ingredients [Member]
Product Information [Line Items]
Net revenues	747	641	565
Branded CNS [Member]
Product Information [Line Items]
Net revenues	4,412	3,202	2,665
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	878	747	775
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	438	374	357
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	268	74	50
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	497	458	355
Other O T C Products [Member]
Product Information [Line Items]
Net revenues	765	496	457
Other Revenues [Member]
Product Information [Line Items]
Net revenues	858	863	776
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	3,570	2,958	2,486
Branded C N S Provigil [Member]
Product Information [Line Items]
Net revenues	350	0	0
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	290	244	179
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	86	0	0
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	436	396	455
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	305	250	202
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	131	0	0
Generics [Member]
Product Information [Line Items]
Net revenues	10,196	9,907	8,464
Branded [Member]
Product Information [Line Items]
Net revenues	6,493	4,855	4,202
Others [Member]
Product Information [Line Items]
Net revenues	$ 1,623	$ 1,359	$ 1,233